Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at
30 June 2026.

Financial instrument	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at June	As at June	As at December	As at December
	2026	2026	2025	2025
	Unaudited		Audited
At fair value through profit and loss
Contingent consideration asset - Mponeng	5	5	23	23	Probability weighted discounted cash flow	The production plan over the contingent consideration period	Level 3
Contingent consideration asset - Gramalote	18	18	18	18	Probability weighted discounted cash flow	Stage gate payments over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Mansala	24	24	23	23	Probability weighted discounted cash flow	Contingent payment and discount rates	Level 3
Contingent consideration asset - ABC	17	17	14	14	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - MSG	48	48	44	44	Discounted cash flow	The production plan over the contingent consideration period, forecasted gold prices and discount rates	Level 3

At fair value through other comprehensive income
Listed equity investments	89	89	11	11			Level 1

At amortised cost
Borrowings - Rated bonds	1,068	1,082	1,729	1,745			Level 1
Borrowings - Revolving Credit Facilities	489	489	299	299	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	233	233	333	333	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (1)	116	116	110	110	Discounted cash flow	Deferred payments over the consideration period and discount rates.	Level 3
(1)Included in the statement of financial position in current and non-current trade, other receivables and other assets.
A reconciliation of the contingent consideration asset included in the statement of financial position is set out in the following table:

	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited
Opening balance	122	48
Changes in estimates - fair value adjustments (1)	8	13
Contingent consideration assets recognised on sale of business	—	78
Part repayment of contingent consideration asset - Mponeng and MSG	(19)	(19)
Translation	1	2
Closing balance (2)	112	122
(1)Included in the income statement in foreign exchange and fair value adjustments
(2)Included in the statement of financial position as part of current $40m (2025: $62m) and non-current $72m (2025: $60m)